Note 6 - Convertible Promissory Notes (Details Textual) - USD ($)						3 Months Ended
	Dec. 14, 2020	Dec. 10, 2020	Jan. 02, 2020	Nov. 01, 2018	Jun. 01, 2016	Oct. 31, 2020	Dec. 31, 2020	Dec. 15, 2020	Aug. 01, 2020	Mar. 01, 2020	Dec. 31, 2019	Jun. 30, 2016
The 2018 Contingent Warrants [Member]
Warrants and Rights Outstanding, Term (Year)				5 years
Warrants and Rights Outstanding											$ 0
The 2020 Contingent Warrants [Member]
Warrants and Rights Outstanding, Term (Year)										5 years
Warrants and Rights Outstanding							$ 0
Conversion of 2016 Notes into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	576,836
Conversion of 2018 Notes into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	56,461
Conversion of 2020 Notes into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	113,422
Conversion of Reviva Contingent Interim Period Note into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	261,626
Conversion of 2016 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		3,788,461
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 1.329698
Conversion of 2018 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		370,811
Conversion of 2018 Notes into Common Stock with Aggregate Principal Amount of at Least $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.831018
Conversion of 2018 Notes into Common Stock with Aggregate Principal Amount Less Than $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 1.330045
Conversion of 2020 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		744,916
Conversion of 2020 Notes into Common Stock with Aggregate Principal Amount of at Least $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)						$ 0.831009
Conversion of 2020 Notes into Common Stock with Aggregate Principal Amount Less Than $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 1.32977
Conversion of August 2020 to October 2020 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)						601,632
Debt Instrument, Convertible, Conversion Price (in dollars per share)						$ 0.831063
Conversion of Reviva Contingent Interim Period Note into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)						1,718,280
Debt Instrument, Convertible, Conversion Price (in dollars per share)						$ 1.163953
The 2016 Notes [Member]
Debt Instrument, Face Amount					$ 4,795,088							$ 4,795,088
Qualified Financing, Minimum Threshold					$ 5,000,000
Qualified Financing, Discount Rate to Price Paid by Investors					20.00%
Pre-offering Valuation Prior to Qualified Financing Event					$ 85,000,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Term (Month)					1 year
Debt Instrument, Debt Default, Interest Rate							12.00%
Convertible Notes Payable, Total		$ 1,200,000									3,490,087
Interest Payable											$ 1,192,496
Debt Instrument, Convertible, Beneficial Conversion Feature		0
Warrants and Rights Outstanding							$ 7,395
The 2016 Notes [Member] | One Investor [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.50%
Interest Payable, Current			$ 242,236					$ 79,840
Debt Instrument, Fee Amount			5,000
Repayments of Convertible Debt			$ 1,447,236
The 2018 Notes [Member]
Debt Instrument, Face Amount				$ 275,000
Qualified Financing, Discount Rate to Price Paid by Investors				20.00%
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Term (Month)				180 days
Debt Instrument, Debt Default, Interest Rate							8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature		159,025
Debt Instrument, Renewal Term (Month)				180 days
The 2020 Notes [Member]
Debt Instrument, Face Amount										$ 610,000
Qualified Financing, Discount Rate to Price Paid by Investors										20.00%
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 317,730
August 2020 to October 2020 Notes [Member]
Debt Instrument, Face Amount									$ 500,000
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 274,083
Reviva Contingent Interim Period Note [Member]
Debt Instrument, Face Amount									$ 2,000,000
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 210,842